ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES	6 Months Ended
Jun. 30, 2015
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

4. ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

Analysis of allowances for accounts receivable is as follows:

	At December 31, 2014	At June 30, 2015
Beginning of the period	$4,870	$7,638
Allowances (reversal) made during the period	5,436	(1,809)
Write off	(2,371)	(1,318)
Foreign exchange effect	(297)	(20)
Closing balance	$7,638	$4,491

Analysis of allowances for other receivables is as follows:

	At December 31, 2014	At June 30, 2015
Beginning of the period	$8,905	$9,131
Allowances (reversal) made during the period	235	(235)
Write off	-	(3)
Foreign exchange effect	(9)	2
Closing balance	$9,131	$8,895

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31, 2014	At June 30, 2015
Beginning of the period	$1,306	$1,286
Allowances made during the period	13	761
Foreign exchange effect	(33)	-
Closing balance	$1,286	$2,047

Analysis of allowances for advances to suppliers is as follows:

	At December 31, 2014	At June 30, 2015
Beginning of the period	$4,443	$4,460
Allowances made during the period	26	6
Foreign exchange effect	(9)	2
Closing balance	$4,460	$4,468